Other (income) expense, net, operating and Other expense (income), net	6 Months Ended
Jul. 02, 2023
Other Income and Expenses [Abstract]
Other Operating Expense (Income), Net and Other Expense (Income), Net	Other (income) expense, net, operating and Other expense (income), net
Other (income) expense, net, operating consisted of:

(Dollars in Millions)	2022	2021	2020
Litigation (income) expense(1)	$(7)	$92	$3,967
Royalty income(2)	(39)	(89)	(100)
Other(3)	23	12	4
Total Other (income) expense, net, operating	$(23)	$15	$3,871
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(1)Litigation expense includes $154 million and 4,029 million of Talc-Related costs for the fiscal year 2021 and 2020, respectively, as well as $74 million of beneficial settlements for Brazil VAT legal resolution for fiscal year 2021.
(2)In connection with the Old JJCI corporate restructuring starting in October 2021, rights of Old JJCI and its affiliates to receive four streams of royalties payable from certain third parties were transferred to Royalty A&M LLC, an indirect wholly owned subsidiary of the Parent.
(3)Other consists primarily of (gains) losses on asset disposals, certain restructuring expenses (Note 16), intangible impairment (Note 4), and miscellaneous (income) expenses.
Other expense (income), net consisted of:

(Dollars in Millions)	2022	2021	2020
Currency losses on transactions	$42	$20	$40
Other(1)	(4)	(25)	(3)
Total Other expense (income), net	$38	$(5)	$37
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(1)Other consists primarily of business disposals, gains and losses on investments, other than service cost components of net periodic benefit costs, and miscellaneous non-operating (income) expenses.
Other Operating Expense (Income), Net and Other Expense (Income), Net
Other operating expense (income), net for the fiscal three and six months ended July 2, 2023 and July 3, 2022 consisted of:

	Fiscal Three Months Ended		Fiscal Six Months Ended
(Dollars in Millions)	July 2, 2023	July 3, 2022	July 2, 2023	July 3, 2022
Litigation expense	$21	$7	20	$7
Royalty income	(1)	(13)	(8)	(20)
(Gain)/loss on disposal of fixed assets	—	—	(9)	2
Net economic benefits from deferred markets(1)	24	—	24	—
Contingent liability reversal (2)	(43)	—	(43)	—
Other	—	19	—	19
Total Other operating expense (income), net	$1	$13	$(16)	$8
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(1)Includes income taxes and service fees to be paid to J&J under the net economic benefit arrangements.
(2)Includes the reversal of a contingent liability that was no longer considered to be probable.
Other expense (income), net for the fiscal three and six months ended July 2, 2023 and July 3, 2022 consisted of:

	Fiscal Three Months Ended		Fiscal Six Months Ended
(Dollars in Millions)	July 2, 2023	July 3, 2022	July 2, 2023	July 3, 2022
Currency (gains)/losses on transactions	$12	$5	$28	$(2)
Other (1)	(2)	(10)	12	(4)
Total Other expense (income), net	$10	$(5)	$40	$(6)
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(1)Other consists primarily of gains and losses on investments, other than service cost components of net periodic benefit costs, and miscellaneous non-operating (income) expenses.